Right-of use assets - Summary Of Analysis Of Expense Items In Relation To Leases Recognized In Profit Or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Interest on lease liabilities (Note 15)	¥ 3,899	¥ 4,434	¥ 5,180
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	0	21	(15)
Expense relating to short-term leases	1,067	1,241	1,257
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	¥ 88	¥ 124	¥ 106